Stock-Based Compensation - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Risk-free interest rate	0.11%
Expected dividend yield	0.00%
Expected volatility	88.60%
Expected term	11 months 15 days